SCHEDULE OF MATURITIES OF CONVERTIBLE PROMISSORY NOTES (Details) - Convertible Promissory Notes [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2023	$ 3,300,000	$ 3,550,000
2024	1,020,000	3,749,000
Total	$ 4,320,000	$ 7,299,000